UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22260

RMR REAL ESTATE INCOME FUND

(Exact name of registrant as specified in charter)

TWO NEWTON PLACE, 255 WASHINGTON STREET, SUITE 300

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Fernando Diaz, President

Michael K. Hoffman, Esq.

RMR Real Estate Income Fund	Skadden, Arps, Slate, Meagher & Flom LLP
Two Newton Place,	4 Times Square
255 Washington Street, Suite 300	New York, New York 10036-6522
Newton, Massachusetts 02458
Karen Jacoppo-Wood, Esq.
State Street Bank and Trust Company
100 Summer Street, Floor 7
Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Voting Record

Fund	RIF

Company	Agree Realty Corporation
Ticker:	ADC	Cusip:	012688377
Meeting Date:	5/2/2016	Record Date:	3/4/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect three directors to serve until the annual meeting of stockholders in 2019 - Joel Agree, William S. Rubenfaer and Leon M. Schurgin;	For	For	Management

2	To ratify the appointment of Grant Thornton LLP as the independent registered public accounting firm for 2016;	For	For	Management

3	To approve, by non-binding vote, executive compensation;	For	For	Management

4

To consider and approve an amendment to our Articles of Incorporation, as amended and supplemented (our “Charter”) to increase the number of authorized shares of our common stock from 28 million shares to 45 million shares, as set forth in the form of Articles of Amendment; and

		For	For	Management

5

To consider and approve an amendment to our Charter to provide that, in no event, may our board of directors classify or reclassify any authorized but unissued shares of our common stock into shares of our preferred stock or any class or series thereof, as set forth in the form of Articles of Amendment.

		For	For	Management

Company	American Campus Communities, Inc.
Ticker:	ACC	Cusip:	024835100
Meeting Date:	5/5/2016	Record Date:	3/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect eight directors to a one-year term of office expiring at the 2017 Annual Meeting of Stockholders or until their successors are duly elected and qualified - William C. Bayless, Jr., G. Steven Dawson, Cydney C. Donnell, Dennis G. Lopez, Edward Lowenthal, Oliver Luck, C. Patrick Oles, Jr. and Winston W. Walker;

		For	For	Management

2	To ratify Ernst & Young LLP as our independent auditors for 2016; and	For	For	Management

3	To hold an advisory vote on executive compensation.	For	For	Management

Company	Annaly Capital Management, Inc.
Ticker:	NLY	Cusip:	012894163
Meeting Date:	5/26/2016	Record Date:	3/29/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect three Directors for a term of three years each -Kevin G. Keyes, Kevin P. Brady and E. Wayne Nordberg;	For	For	Management

2	Approve, on an advisory basis, our executive compensation; and	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2016.	For	For	Management

Company	Apartment Investment & Management Company
Ticker:	AIV	Cusip:	011538436
Meeting Date:	4/26/2016	Record Date:	2/19/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect eight directors, for a term of one year each, until the next Annual Meeting of Stockholders and until their successors are elected and qualify - James N. Bailey, Robert A. Miller, Terry Considine, Kathleen M. Nelson, Thomas L. Keltner, Michael A. Stein, J. Landis Martin and Nina A. Tran;

		For	For	Management

2	To ratify the selection of Ernst & Young LLP, to serve as independent registered public accounting firm for the Company for the fiscal year ending December 31, 2016; and	For	For	Management

3	To conduct an advisory vote on executive compensation.	For	For	Management

Company	Armada Hoffler Properties, Inc.
Ticker:	AHH	Cusip:	131097247
Meeting Date:	6/15/2016	Record Date:	4/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect the eight director nominees - John W. Snow, George F. Allen, James A. Carroll and James C. Cherry and Ms. Eva S. Hardy; and	For	For	Management

2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2016.	For	For	Management

Company	Ashford Hospitality Prime Inc.
Ticker:	AHP	Cusip:	099745797
Meeting Date:	6/10/2016	Record Date:	5/20/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven directors to hold office until the next annual meeting of stockholders and until their successors are elected and qualified -Monty J. Bennett, Douglas A. Kessler, Stefani D. Carter, Curtis B. McWilliams, W. Michael Murphy, Matthew D. Rinaldi and Andrew L. Strong; and

		For	For	Management

2	To ratify the appointment of BDO USA, LLP, a national public accounting firm, as our independent auditors for the fiscal year ending December 31, 2016.	For	For	Management

Company	Ashford Hospitality Trust
Ticker:	AHT	Cusip:	019110486
Meeting Date:	5/17/2016	Record Date:	4/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven directors to hold office until the next annual meeting of stockholders and until their successors are elected and qualified - Monty J. Bennett, Dr. Benjamin J. Ansell, Thomas E. Callahan, Amish Gupta, Kamal Jafarnia, Philip S. Payne and Alan L. Tallis;

		For	For	Management

2	To ratify the appointment of BDO USA, LLP, a national public accounting firm, as our independent auditors for the fiscal year ending December 31, 2016; and	For	For	Management

3	To obtain advisory approval of the company’s executive compensation.	For	For	Management

Company	Associated Estates Realty Corporation
Ticker:	AEC	Cusip:	045604-105
Meeting Date:	8/5/2015	Record Date:	6/22/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To adopt the Agreement and Plan of Merger, dated April 22, 2015, which is referred to as the merger agreement, among BSREP II Aries Pooling LLC (“Parent”), BSREP II Aries DE Merger Sub Inc. and Associated Estates. If the merger agreement is adopted and the merger is completed, Associated Estates will become a wholly owned subsidiary of Parent, and each of your Associated Estates common shares, without par value, will be converted into the right to receive $28.75 in cash, without interest, less any applicable withholding tax, unless you have properly exercised, and not subsequently waived your dissenters’ rights with respect to such shares;

		For	For	Management

2	To approve, on a non-binding, advisory basis, the compensation to be paid to Associated Estates’ named executive officers that is based on or otherwise relates to the merger; and	For	For	Management

3	To adjourn the special meeting, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of the special meeting to adopt the merger agreement.	For	For	Management

Company	Avalonbay Communities, Inc.
Ticker:	AVB	Cusip:	011551319
Meeting Date:	5/19/2016	Record Date:	3/7/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the following nine directors to serve until the 2017 Annual Meeting of Stockholders and until their respective successors are elected and qualify: Glyn F. Aeppel, Terry S. Brown, Alan B. Buckelew, Ronald L. Havner, Jr., Timothy J. Naughton, Lance R. Primis, Peter S. Rummell, H. Jay Sarles, and W. Edward Walter;

		For	For	Management

2	To consider and vote upon ratification of the selection of Ernst & Young LLP by the Audit Committee of the Company’s Board of Directors to serve as the Company’s independent auditors for 2016; and	For	For	Management

3	To consider and vote upon a resolution to approve, on a non-binding, advisory basis, the compensation of certain executives of the Company as more fully described in the accompanying proxy statement.	For	For	Management

Company	Biomed Realty Trust, Inc.
Ticker:	BMR	Cusip:	09063H107
Meeting Date:	1/21/2016	Record Date:	12/3/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To consider and vote on a proposal to approve the merger of BioMed Realty Trust, Inc. with and into BRE Edison L.P., which we refer to as the merger, and the other transactions contemplated by the Agreement and Plan of Merger, dated as of October 7, 2015 and as may be amended from time to time, among BioMed Realty Trust, Inc., BioMed Realty, L.P., BRE Edison Holdings L.P., BRE Edison L.P. and BRE Edison Acquisition L.P., which we refer to as the merger agreement; and

		For	For	Management

2

To consider and vote on a proposal to approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to our named executive officers that is based on or otherwise relates to the merger.

		For	For	Management

Company	Blackrock Credit Allocation Income Trust
Ticker:	BTZ	Cusip:	092508-100
Meeting Date:	7/29/2015	Record Date:	6/1/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect to the Board the five nominees named - Frank J. Fabozzi, James T. Flynn, Barbara G. Novick, John M. Perlowski and Karen P. Robards.	For	For	Management

Ticker:	BTZ	Cusip:	092508100
Meeting Date:	6/26/2016	Record Date:	6/1/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect the eleven nominees for director named in the proxy statement - Catherine A. Lynch, Richard E. Cavanagh, Cynthia L. Egan, Jerrod B. Harris and Barbara G. Novick.	For	For	Management

Company	Boston Properties, Inc.
Ticker:	BXP	Cusip:	012269854
Meeting Date:	5/17/2016	Record Date:	3/23/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the eleven nominees for director named in the proxy statement, each to serve for a one-year term and until their respective successors are duly elected and qualified - Bruce W. Duncan, Karen E. Dykstra, Carol B. Einiger, Dr. Jacob A. Frenkel, Joel I. Klein, Douglas T. Linde, Matthew J. Lustig, Alan J. Patricof, Owen D. Thomas, Martin Turchin, David A. Twardock and Raymond A. Ritchey;

		For	For	Management

2	To hold an advisory vote on named executive officer compensation; and	For	For	Management

3	To ratify the Audit Committee’s appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	For	Management

Company	CBL & Associates Properties, Inc.
Ticker:	CBL	Cusip:	124830100
Meeting Date:	5/2/2016	Record Date:	3/7/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To act on the re-election of the Board of Directors’ nine director nominees to serve for a term of one year and until their respective successors are elected and qualified - Charles B. Lebovitz, Stephen D. Lebovitz, Gary L. Bryenton, A. Larry Chapman, Matthew S. Dominski, John D. Griffith, Richard J. Lieb, Gary J. Nay and Kathleen M. Nelson;

		For	For	Management

2	To act upon a proposal to ratify the selection of Deloitte & Touche LLP as the independent registered public accountants for the Company’s fiscal year ending December 31, 2016;	For	For	Management

3	To act upon a proposal for the advisory approval of the compensation of our Named Executive Officers; and	For	For	Management

4	To act upon a proposal to amend the Company’s Amended and Restated Certificate of Incorporation to delete a requirement that directors may be removed only for cause.	For	For	Management

Company	CBRE Group, Inc.
Ticker:	CBG	Cusip:	12504L109
Meeting Date:	5/13/2016	Record Date:	3/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect our 10 Board-nominated directors named in the Proxy Statement - Brandon B. Boze, Curtis F. Feeny, Bradford M. Freeman, Gerardo I. Lopez, Frederic V. Malek, Paula R. Reynolds, Robert E. Sulentic, Laura D. Tyson and Ray Wirta;

		For	For	Management

2	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for 2016;	For	For	Management

3	Advisory resolution to approve named executive officer compensation for 2015;	For	For	Management

4	Approve an amendment to our certificate of incorporation to reduce (to 30%) the stock-ownership threshold required for our stockholders to request a special stockholder meeting; and	For	For	Management

5	If properly presented, to consider a stockholder proposal regarding our stockholders’ ability to call special stockholder meetings.	Against	Against	Stockholder

Company	Cedar Realty Trust, Inc.
Ticker:	CDR	Cusip:	150602209
Meeting Date:	5/3/2016	Record Date:	3/11/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect seven directors - James J. Burns, Abraham Eisenstat, Pamela N. Hootkin, Paul G. Kirk, Jr., Steven G. Rogers, Bruce J. Schanzer and Roger M. Widmann;	For	For	Management

2	To vote upon an advisory (non-binding) resolution to approve executive compensation; and	For	For	Management

3	To approve the appointment of Ernst & Young LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2016.	For	For	Management

Company	Chambers Street Properties
Ticker:	CSG	Cusip:	157842105
Meeting Date:	12/15/2015	Record Date:	10/8/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A proposal to approve the issuance of Chambers common shares in connection with the proposed merger of Columbus Merger Sub, LLC, a Maryland limited liability company and indirect wholly owned subsidiary of Chambers, with and into Gramercy Property Trust Inc., a Maryland corporation (“Gramercy”), with Columbus Merger Sub, LLC continuing as the surviving entity and an indirect wholly owned subsidiary of Chambers, pursuant to which each outstanding share of Gramercy common stock will be converted into the right to receive 3.1898 newly issued Chambers common shares of beneficial interest (the “Merger”);

		For	For	Management

2	A proposal to elect five trustees - Charles E. Black, James L. Francis, James M. Orphanides, Martin A. Reid and Louis P. Salvatore;	For	For	Management

3	A proposal to approve, on a non-binding, advisory basis, the compensation of the Chambers named executive officers; and	For	For	Management

4	A proposal to ratify the selection of Deloitte & Touche LLP as Chambers’ independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

Company	Chatham Lodging Trust
Ticker:	CLDT	Cusip:	050438449
Meeting Date:	5/18/2016	Record Date:	3/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect five trustees of the Company to hold office for a one-year term and until their respective successors as trustees are duly elected and qualified - C. Gerald Goldsmith, Rolf E. Ruhfus, Jeffrey H. Fisher, Thomas J. Crocker and Robert Perlmutter;

		For	For	Management

2	To ratify the selection of PricewaterhouseCoopers LLP as the Company’s independent registered public accountants for the year ending December 31, 2016; and	For	For	Management

3	To hold an advisory vote on executive compensation as disclosed in these materials.	For	For	Management

Company	Chesapeake Lodging Trust
Ticker:	CHSP	Cusip:	165240102
Meeting Date:	5/17/2016	Record Date:	4/1/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven trustees from the nominees named in the attached proxy statement to serve until the 2017 Annual Meeting or until their successors are elected and qualified - James L. Francis, Douglas W. Vicari, Thomas A. Natelli, Thomas D. Eckert, John W. Hill, George F. McKenzie and Jeffrey D. Nuechterlein;

		For	For	Management

2	To ratify the appointment of Ernst & Young LLP as the Trust’s independent registered public accounting firm for the year ending December 31, 2016;	For	For	Management

3	To approve an amendment to the Trust’s charter that would, if approved, permit shareholders to act to amend our bylaws in certain circumstances; and	For	For	Management

4

To consider a non-binding shareholder proposal to amend the bylaws by a vote of the majority of shares outstanding, including amendments initiated by shareholders if properly presented at the 2016 Annual Meeting.

		Against	Against	Shareholder

Company	City Office REIT, Inc.
Ticker:	CIO	Cusip:	178587101
Meeting Date:	5/4/2016	Record Date:	3/8/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of six directors nominated by our Board of Directors, each to serve until the 2017 Annual Meeting and until their successors are elected and qualify - John McLernon; James Farrar; Samuel Belzberg; William Flatt; Mark Murski and Stephen Shraiberg; and

		For	For	Management

2	To ratify the appointment of KPMG LLP as the independent registered public accounting firm for CIO for the fiscal year ending December 31, 2016.	For	For	Management

Company	Cohen & Steers Quality Income Realty Fund
Ticker:	RQI	Cusip:	19247L106
Meeting Date:	4/28/2016	Record Date:	3/1/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To consider and vote upon the election of four Directors of the Fund, each to hold office for a term of three years and until their successors are duly elected and qualify - Joseph M. Harvey, Gerald J. Maginnis, Richard J. Norman and Frank K. Ross.

		For	For	Management

Company	Condor Hospitality Trust, Inc.
Ticker:	CDOR	Cusip:	20676Y-106
Meeting Date:	9/3/2015	Record Date:	7/31/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To approve pursuant to NASDAQ Marketplace Listing Rule 5635(d), the issuance by the Company of up to 11,664,615 shares of the Company’s common stock in an exchange offer for Series A preferred stock and Series B preferred stock and in connection with the conversion of Series C convertible preferred stock (the “Common Stock Proposal”);

		For	For	Management

2

To approve the amendment of Article XI, Section 6(f) of the Amended and Restated Articles of Incorporation of the Company to delete the beneficial ownership of more than 35% of the voting stock of the Company as a change of control that requires the redemption of the Series B preferred stock (the “Change of Control Proposal”);

		For	For	Management

3

To approve the removal of the limitation on Real Estate Strategies L.P. and its affiliates from beneficial ownership of more than 34% of the voting stock of the Company (the “Limitation Removal Proposal”);

		For	For	Management

4

To approve the amendment of Article III of the Company’s Amended and Restated Articles of Incorporation to grant authority to the Company to issue up to 30,000,000 shares of non-voting convertible common stock (the “Non-Voting Common Stock Proposal”);

		For	For	Management

5

To approve an extension of the end of the exercise period of the warrants held by Real Estate Strategies L.P., at its option, from January 31, 2017 to January 31, 2018 for 50% of the warrants and to January 31, 2019 for the other 50% of the warrants, and remove the beneficial ownership limitation of 34%, and permit the warrants to be exercised for common stock or non-voting common stock (“Warrant Amendment Proposal”);

		For	For	Management

6

To approve the amendment of Article XII, Section 8(a) of the Company Charter to permit conversion of the Series C convertible preferred stock into common stock or non-voting convertible common stock (the “Conversion Option Proposal”); and

		For	For	Management

7

To approve adjournment of the meeting with respect to the holders of common stock and Series C convertible preferred stock, if necessary, to solicit additional proxies, if there are not sufficient votes at the time of the meeting to approve the Common Stock Proposal, Change of Control Proposal, the Limitation Removal Proposal, Non-Voting Common Stock Proposal or the Conversion Option Proposal.

		For	For	Management

Ticker:	CDOR	Cusip:	126666713
Meeting Date:	6/15/2016	Record Date:	4/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect nine directors to serve on the Board of Directors until the annual meeting of shareholders in 2017 or until their successors have been duly elected and qualified - Daniel R. Elsztain; James H. Friend; Jeffrey Giller; Donald J. Landry; Mark D. Linehan; Brendan MacDonald; John M. Sabin; J. William Blackham and Daphne J. Dufresne;

		For	For	Management

2

To eliminate the requirement that the Board of Directors receive certain shareholder representations in connection with conversions of Series D convertible preferred stock as long as the Board is able to obtain the opinion of counsel specified in Article IX(A)(7) of the Amended and Restated Articles of Incorporation;

		For	For	Management

3	To approve the 2016 Stock Plan;	For	For	Management

4	To hold an advisory vote on executive compensation; and	For	For	Management

5	To ratify the appointment of KPMG LLP as independent auditors for 2016.	For	For	Management

Company	Corporate Office Properties Trust
Ticker:	OFC	Cusip:	22002T108
Meeting Date:	5/12/2016	Record Date:	3/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect eight Trustees - Thomas F. Brady, Robert L. Denton, Sr., Philip L. Hawkins, U.S. Rear Admiral (Ret.) Elizabeth A. Hight, David M. Jacobstein, Steven D. Kesler, C. Taylor Pickett and Richard Szafranski;

		For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the current fiscal year; and	For	For	Management

3	Approve, on an advisory basis, the compensation of our named executive officers as disclosed in the proxy statement for this meeting.	For	For	Management

Company	Cubesmart
Ticker:	CUBE	Cusip:	067904362
Meeting Date:	5/31/2016	Record Date:	3/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect as Trustees, the eight individuals named in the accompanying proxy statement to serve until our 2017 annual shareholders meeting and until their successors are duly elected and qualified - William M. Diefenderfer III, Piero Bussani, John W. Fain, Marianne M. Keler,Christopher P. Marr, John F. Remondi, Jeffrey F. Rogatz and Deborah R. Salzberg;

		For	For	Management

2	To consider and vote on a proposal to amend and restate our Amended and Restated 2007 Equity Incentive Plan to increase the number of shares available for grant thereunder;	For	For	Management

3	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2016; and	For	For	Management

4	To cast an advisory vote to approve our executive compensation.	For	For	Management

Company	Cyrusone, Inc.
Ticker:	CONE	Cusip:	23283R100
Meeting Date:	5/2/2016	Record Date:	3/3/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect eight directors, each to hold office until our 2017 annual meeting of stockholders and until his or her successor has been duly elected and qualifies -Gary J. Wojtaszek, David H. Ferdman, John W. Gamble, Michael A. Klayko, T. Tod Nielsen, Alex Shumate, William E. Sullivan and Lynn A. Wentwort;

		For	For	Management

2	To consider and vote upon, on an advisory basis, the compensation of the Company’s named executive officers as disclosed in this proxy statement (“Say-on- Pay”);	For	For	Management

3	To consider and vote upon the ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2016; and	For	For	Management

4	To consider and vote upon the Restated CyrusOne 2012 Long Term Incentive Plan.	For	For	Management

Company	DCT Industrial Trust, Inc.
Ticker:	DCT	Cusip:	233153204
Meeting Date:	5/4/2016	Record Date:	3/8/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the eight directors nominated by the Board of Directors to serve until the 2017 annual meeting - Philip L. Hawkins; Marilyn A. Alexander; Thomas F. August, John S. Gates, Jr and Raymond B. Greer;

		For	For	Management

2	To hold a non-binding, advisory vote on the compensation of our named executive officers; and	For	For	Management

3	To ratify the selection of the independent registered public accounting firm for 2016.	For	For	Management

Company	DDR Corp.
Ticker:	DDR	Cusip:	23317H102
Meeting Date:	5/10/2016	Record Date:	3/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of nine Directors - Terrance R. Ahern, Thomas F. August, Thomas Finne, Robert H. Gidel, Victor B. MacFarlane, David J. Oakes, Alexander otto, Scott D. Roulston and Barry A. Sholem;	For	For	Management

2	Approval, on an advisory basis, of the compensation of the Company’s named executive officers; and	For	For	Management

3	Ratification of PricewaterhouseCoopers LLP as our independent registered public accounting firm.	For	For	Management

Company	DiamondRock Hospitality Co.
Ticker:	DRH	Cusip:	252784301
Meeting Date:	5/3/2016	Record Date:	3/1/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven directors nominated by our Board of Directors, each to serve until the next annual meeting of our stockholders and until their respective successors are duly elected and qualify -Daniel J. Altobello, Mark W. Brugger, Timothy R. Chi, Maureen L. McAvey, William W. McCarten, Gilbert T. Ray and Bruce D. Wardinski;

		For	For	Management

2	To consider and vote upon the approval of a non- binding advisory resolution on executive compensation;	For	For	Management

3	To consider and vote upon the ratification of the appointment of KPMG LLP as independent auditors of DiamondRock Hospitality Company to serve for 2016;	For	For	Management

4	To amend our charter to permit both the directors and the stockholders to amend our bylaws; and	For	For	Management

5	To approve a new equity incentive plan for DiamondRock Hospitality Company.	For	For	Management

Company	Digital Realty Trust, Inc.
Ticker:	DLR	Cusip:	026379199
Meeting Date:	5/10/2016	Record Date:	3/17/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To consider and vote upon the election of Dennis E. Singleton, Laurence A. Chapman, Kathleen Earley, Kevin J. Kennedy, William G. LaPerch, A. William Stein and Robert H. Zerbst as members of the Company’s Board of Directors (the “Board”), each to serve until the 2017 Annual Meeting of Stockholders and until a successor for each is duly elected and qualifies;

		For	For	Management

2	To consider and vote upon ratifying the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2016; and	For	For	Management

3

To consider and vote upon a resolution to approve, on a non-binding, advisory basis, the compensation of the Company’s named executive officers, as more fully described in the accompanying Proxy Statement.

		For	For	Management

Company	Dupont Fabros Technology, Inc.
Ticker:	DFT	Cusip:	26613Q106
Meeting Date:	6/1/2016	Record Date:	4/5/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect eight members to the Board of Directors for a term of one year each - Lammot J. du Pont, Michael A. Coke, Thomas D. Eckert, Christopher P. Eldredge, Frederic V. Malek, John T. Roberts, Jr., Mary M. Styer and John H. Toole;

		For	For	Management

2	To hold an advisory (non-binding) vote on our executive compensation; and	For	For	Management

3	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2016.	For	For	Management

Company	EastGroup Properties, Inc.
Ticker:	EGP	Cusip:	277276101
Meeting Date:	5/26/2016	Record Date:	4/4/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect nine directors to serve until the next Annual Meeting of Shareholders and until their successors are elected and qualified - D. Pike Aloian, H.C. Bailey, Jr., H. Eric Bolton, Jr., Hayden C. Eaves III, Fredric H. Gould, David H. Hoster II, Marshall A. Loeb, Mary E. McCormick and Leland R. Speed;

		For	For	Management

2	Cast an advisory vote to ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the 2016 fiscal year; and	For	For	Management

3	Cast an advisory vote on executive compensation.	For	For	Management

Company	Equity Residential
Ticker:	EQR	Cusip:	011569200
Meeting Date:	6/15/2016	Record Date:	4/8/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect thirteen trustees to a one-year term - Samuel Zell, Gerald A. Spector, Charles L. Atwood, David J. Neithercut, John W. Alexander, Linda Walker Bynoe, Connie K. Duckworth, Mary Kay Haben, Bradley A. Keywell, John E. Neal, Mark S. Shapiro, Stephen E. Sterrett, and B. Joseph White;

		For	For	Management

2	Ratify our selection of Ernst & Young LLP as our independent auditor for 2016; and	For	For	Management

3	Approve our executive compensation.	For	For	Management

Company	Essex Property Trust, Inc.
Ticker:	ESS	Cusip:	011346049
Meeting Date:	5/16/2016	Record Date:	4/4/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of the following nominees to serve as directors until the 2017 annual meeting and until their respective successors are duly elected and qualify: Keith R. Guericke, Irving F. Lyons, III, George M. Marcus, Gary P. Martin, Issie N. Rabinovitch, Thomas E. Robinson, Michael J. Schall, Byron A. Scordelis, and Janice L. Sears;

		For	For	Management

2	Amendment of our charter to change the current super-majority vote requirement to amend certain sections of the charter to a majority vote standard;	For	For	Management

3	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2016; and	For	For	Management

4	Advisory approval of the Company’s executive compensation.	For	For	Management

Company	Extra Space Storage Inc.
Ticker:	EXR	Cusip:	30225T102
Meeting Date:	5/24/2016	Record Date:	3/28/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of seven members of the board of directors for terms expiring at the 2017 annual meeting of stockholders and until their successors are duly elected and qualify; Kenneth M. Woolley, Spencer F. Kirk, Karl Haas, Diane Olmstead, Roger B. Porter, Gary B. Sabin and K. Fred Skousen;

		For	For	Management

2	Ratification of the engagement of Ernst & Young LLP as the Company’s independent registered public accounting firm for 2016; and	For	For	Management

3	Non-binding advisory vote on the compensation of the Company’s named executive officers.	For	For	Management

Company	Farmland Partners, Inc.
Ticker:	FPI	Cusip:	106508879
Meeting Date:	5/25/2016	Record Date:	3/10/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect the six director nominees - Jay Bartels, John C. Conrad, Chris A. Downey, Joseph W. Glauber, Paul A. Pittman and Darell D. Sarff;	For	For	Management

2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2016;	For	For	Management

3

To approve the issuance of shares of the Company’s common stock, $0.01 par value per share (the “Common Stock”), upon redemption of 883,724 of the Class A common units of limited partnership interest in the Company’s operating partnership (“OP units”) issued in connection with the Company’s acquisition of the Justice farms on June 2, 2015.

		For	For	Management

Company	Felcor Lodging Trust, Inc.
Ticker:	FCH	Cusip:	011541259
Meeting Date:	5/24/2016	Record Date:	3/28/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect five directors, each for a one-year term - Glenn A. Carlin, Thomas J. Corcoran, Jr., Robert F. Cotter, Patricia L. Gibson, Dana Hamilton, Christopher J. Hartung, Charles A. Ledsinger, Jr., Robert H. Lutz, Jr., Robert A. Mathewson, Mark D. Rozells and Richard A. Smith;

		For	For	Management

2	Advisory vote on our 2015 executive compensation; and	For	For	Management

3	Ratify appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2016.	For	For	Management

Company	First Potomac Realty Trust
Ticker:	FPO	Cusip:	026235243
Meeting Date:	5/22/2016	Record Date:	3/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven members to the Board of Trustees from the nominees named in the accompanying proxy statement to serve one-year terms expiring in 2017 - - Robert H. Arnold, Richard B. Chess, James P. Hoffmann, Alan G. Merten, Robert Milkovich, Thomas E. Robinson and Terry L. Stevens;

		For	For	Management

2	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2016;	For	For	Management

3	To approve (on a non-binding advisory basis) named executive officer compensation; and	For	For	Management

4

To reapprove the material terms of our 2009 Equity Compensation Plan, as amended, and approve an amendment to increase the number of shares reserved for issuance under our 2009 Equity Compensation Plan, as amended, by 4,100,000 common shares.

		For	For	Management

Company	Franklin Street Properties Corp.
Ticker:	FSP	Cusip:	35471R106
Meeting Date:	5/12/2016	Record Date:	3/4/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect two Class I Directors, each to serve for a term expiring at the 2019 annual meeting of stockholders and until his respective successor is duly elected and qualified: Brian Hansen and Dennis J McGillicuddy;

		For	For	Management

2	To ratify the Audit Committee’s appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016; and	For	For	Management

3	To approve, by non-binding vote, our executive compensation.	For	For	Management

Company	General Growth Properties, Inc.
Ticker:	GGP	Cusip:	370023103
Meeting Date:	5/17/2016	Record Date:	3/18/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect nine directors to serve until the 2017 Annual Meeting of Stockholders and until their respective successors are duly elected and qualified - Richard B. Clark, Mary Lou Fiala, J. Bruce Flatt, John K. Haley, Daniel B. Hurwitz, Brian W. Kingston, Sandeep Mathrani, David J. Neithercut and Mark R. Patterson;

		For	For	Management

2	To approve, on an advisory basis, the compensation paid to the named executive officers; and	For	For	Management

3	To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2016.	For	For	Management

Company	Gladstone Commercial Corp
Ticker:	GOOD	Cusip:	017508440
Meeting Date:	5/5/2016	Record Date:	3/7/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect three directors to hold office for terms that will expire at the 2019 Annual Meeting of Stockholders - David Gladstone, Paul W. Adelgren and John H. Outland; and	For	For	Management

2	To ratify the Audit Committee’s selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2016.	For	For	Management

Company	Gramercy Property Trust, Inc.
Ticker:	GPT	Cusip:	38489R-605
Meeting Date:	12/15/2015	Record Date:	10/8/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A proposal to approve the merger of Columbus Merger Sub, LLC, a Maryland limited liability company and indirect wholly owned subsidiary of Chambers Street Properties, a Maryland real estate investment trust (“Chambers”), with and into Gramercy, with Columbus Merger Sub, LLC continuing as the surviving entity and an indirect wholly owned subsidiary of Chambers, pursuant to which each outstanding share of Gramercy common stock will be converted into the right to receive 3.1898 newly issued Chambers common shares of beneficial interest (the “Merger”); and

		For	For	Management

2	A proposal to approve on a non-binding, advisory basis, certain compensation arrangements for Gramercy’s named executive officers in connection with the Merger.	For	For	Management

Ticker:	GPT	Cusip:	385002100
Meeting Date:	6/23/2016	Record Date:	4/22/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect nine trustees to serve until the 2017 annual meeting of shareholders and until their successors are duly elected and qualify - Charles E. Black, Gordon F. DuGan, Allan J. Baum, Z. Jamie Behar, Thomas D. Eckert, James L. Francis, Gregory F. Hughes, Jeffrey E. Kelter and Louis P. Salvatore;

		For	For	Management

1	To approve our 2016 equity incentive plan;	For	For	Management

2	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016; and	For	For	Management

3	To approve, on an advisory basis, the compensation of our named executive officers.	For	For	Management

Company	HCP, Inc.
Ticker:	HCP	Cusip:	032145132
Meeting Date:	4/28/2016	Record Date:	3/7/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect the following Board Members - Michael D. McKee, Lauralee E. Martin, Brian G. Cartwright, Christine N. Garvey, David B. Henry, James P. Hoffmann, Peter L. Rhein and Joseph P. Sullivan;	For	For	Management

2	Ratification of Appointment of Deloitte & Touche LLP as HCP’s Independent Registered Public Accounting Firm for the fiscal year ended December 31, 2016; and	For	For	Management

3	Approval on an advisory basis, of executive compensation.	For	For	Management

Company	Healthcare Realty Trust Inc.
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/10/2016	Record Date:	3/10/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect nine nominees as directors to serve one-year terms expiring at the 2017 annual meeting of shareholders or until their successors are duly elected and qualified - David R. Emery, Nancy H. Agee, Charles Raymond Fernandez, M.D, Peter F. Lyle, Edwin B. Morris III, John Knox Singleton, Bruce D. Sullivan, CPA, Christann M. Vasquez and Dan S. Wilford;

		For	For	Management

2	To ratify the appointment of BDO USA, LLP as the independent registered public accounting firm for the Company and its subsidiaries for the Company’s 2016 fiscal year; and	For	For	Management

3	To vote to approve, on a non-binding advisory basis, a resolution approving the Company’s compensation of its named executive officers as disclosed pursuant to Item 402 of Regulation S-K.	For	For	Management

Company	Healthcare Trust of America, Inc.
Ticker:	HTA	Cusip:	115178008
Meeting Date:	7/7/2016	Record Date:	5/16/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To consider and vote upon the election of the eight director nominees named in this proxy statement, each for a term of one-year and until his successor is duly elected and qualifies - Scott D. Peters, W. Bradley Blair, II, Maurice J. DeWald, Warren D. Fix, Peter N. Foss, Daniel S. Henson, Larry L. Mathis, and Gary T. Wescombe; and

		For	For	Management

2	To consider and vote upon the ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2016.	For	For	Management

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284108
Meeting Date:	5/11/2016	Record Date:	3/1/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect seven directors - Charles A. Anderson, Gene H. Anderson, Carlos E. Evans, Edward J. Fritsch, David J. Hartzell, Ph.D., Sherry A. Kellett and O. Temple Sloan, Jr.;	For	For	Management

2	Ratify the appointment of Deloitte & Touche LLP as our independent auditor for 2016; and	For	For	Management

3	An advisory proposal regarding executive compensation.	For	For	Management

Company	Hilton Worldwide Holdings Inc.
Ticker:	HLT	Cusip:	43300A104
Meeting Date:	5/5/2016	Record Date:	3/10/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the director nominees listed in the Proxy Statement - Christopher J. Nassetta; Jonathan D. Gray; Jon M. Huntsman, Jr.; Judith A. McHale; John G. Schreiber; Elizabeth A. Smith; Douglas M. Steenland; and William J. Stein;

		For	For	Management

2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2016; and	For	For	Management

3	To approve, in a non-binding advisory vote, the compensation paid to the named executive officers.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306-103
Meeting Date:	10/1/2015	Record Date:	8/14/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A proposal to approve the merger of Home Properties, Inc. with and into LSREF4 Lighthouse Corporate Acquisitions, LLC, an affiliate of Lone Star Real Estate Fund IV (U.S.), L.P. (the “REIT merger”), and the Agreement and Plan of Merger, dated as of June 22, 2015 and as may be amended from time to time, among Home Properties, Inc., Home Properties, L.P., LSREF4 Lighthouse Acquisitions, LLC, LSREF4 Lighthouse Corporate Acquisitions, LLC, LSREF4 Lighthouse Operating Acquisitions, LLC and UDR, Inc.; and

		For	For	Management

2

A non-binding, advisory proposal to approve the compensation that may become payable to Home REIT’s named executive officers in connection with the REIT merger (the “Merger-Related Compensation Proposal”).

		For	For	Management

Company	Host Hotels & Resorts, Inc.
Ticker:	HST	Cusip:	44107P104
Meeting Date:	5/12/2016	Record Date:	3/17/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of nine directors - Mary Baglivo, Sheila C. Bair, Terrance C. Golden, Ann Mclaughlin Korologos, Richard E. Marriott, John B. Morse, Walter C. Rakowich, Gordon H. Smith and W. Edward Walter;	For	For	Management

2	Ratification of the appointment of KPMG LLP as the Company’s independent registered public accountants for 2016;	For	For	Management

3	An advisory resolution to approve executive compensation;	For	For	Management

4	Approval of a Charter amendment providing stockholders the concurrent power to amend the Company’s Bylaws;	For	For	Management

5	Approval of a Charter amendment reducing the threshold required for stockholders to call a special meeting; and	For	For	Management

6	Approval of an amended and restated employee stock purchase plan increasing the shares reserved for issuance.	For	For	Management

Company	Independence Realty Trust, Inc.
Ticker:	IRT	Cusip:	45378A-106
Meeting Date:	9/15/2015	Record Date:	7/8/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To consider and vote on a proposal to approve the issuance of shares of IRT common stock (including shares of IRT common stock issuable upon redemption of IROP Units issued in the Partnership Merger) pursuant to the Agreement and Plan of Merger, dated as of May 11, 2015, as it may be amended from time to time (the “Merger Agreement”), by and among IRT, Independence Realty Operating Partnership, LP, IRT’s operating partnership (“IROP”), Adventure Merger Sub LLC, a direct wholly-owned subsidiary of IROP (“OP Merger Sub”), IRT Limited Partner, LLC, a direct wholly-owned subsidiary of IRT (“IRT LP LLC”), Trade Street Residential, Inc., a Maryland corporation (“TSRE”), and Trade Street Operating Partnership, LP, TSRE’s operating partnership (“TSR OP”) (a copy of the Merger Agreement is attached as Annex A to the joint proxy statement/prospectus accompanying this notice). The Merger Agreement provides for: (i) OP Merger Sub to merge into TSR OP (the “Partnership Merger”), with TSR OP continuing as the surviving entity, and (ii) TSRE to merge into IRT LP LLC (the “Company Merger” and, together with the Partnership Merger, the “Merger”), with IRT LP LLC continuing as the surviving entity and a wholly-owned subsidiary of IRT; and

		For	For	Management

2

To consider and vote on a proposal to approve one or more adjournments of the special meeting to another date, time or place, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve the issuance of shares of IRT common stock in the Merger (including shares of IRT common stock issuable upon redemption of IROP Units issued in the Partnership Merger).

		For	For	Management

Ticker:	IRT	Cusip:	45378A106
Meeting Date:	5/12/2016	Record Date:	3/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven directors to serve until the next annual meeting of stockholders in 2017 - Scott F. Schaeffer, William C. Dunkelberg, Ph.D., Robert F. McCadden, Mack D. Pridgen III, Richard H. Ross, DeForest B. Soaries, Jr., D.Min. and Sharon M. Tsao;

		For	For	Management

2	To approve the selection of KPMG LLP as the independent registered public accounting firm for IRT for the fiscal year ending December 31, 2016; and	For	For	Management

3

To approve the amendment and restatement of the IRT Long Term Incentive Plan (the “LTIP”), including increasing the number of IRT’s shares of common stock authorized for issuance under the LTIP and extending the term of the LTIP, and the termination of the IRT Independent Directors Compensation Plan.

		For	For	Management

Company	Inland Real estate Corporation
Ticker:	IRC	Cusip:	024597385
Meeting Date:	3/23/2016	Record Date:	2/18/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To consider and vote on a proposal to approve the merger of Inland Real Estate Corporation and Midwest Retail Acquisition Corp., an affiliate of DRA Growth and Income Fund VIII, LLC, which we refer to as the merger, and the other transactions contemplated by the Agreement and Plan of Merger, dated as of December 14, 2015 and as may be amended from time to time, among Inland Real Estate Corporation, DRA Growth and Income Fund VIII, LLC, DRA Growth and Income Fund VIII (A), LLC and Midwest Retail Acquisition Corp; and

		For	For	Management

2

To consider and vote on a proposal to approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to our named executive officers that is based on or otherwise relates to the merger.

		For	For	Management

Company	Investors Real Estate Trust
Ticker:	IRET	Cusip:	461730-103
Meeting Date:	9/15/2015	Record Date:	7/17/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the nine nominees named in the Proxy Statement as trustees of the Company, each for a term of one year expiring at the 2016 Annual Meeting of Shareholders and until his or her successor is duly elected and qualified: Jeffrey P. Caira, Linda J. Hall, Terrance P. Maxwell, Timothy P. Mihalick, Jeffrey L. Miller, Pamela J. Moret, Stephen L. Stenehjem, John D. Stewart and Jeffrey K. Woodbury;

		For	For	Management

2	To hold an advisory vote on executive compensation (the “say on pay vote”);	For	For	Management

3	To approve the 2015 Incentive Award Plan; and	For	For	Management

4	To ratify Grant Thornton LLP as the Company’s independent auditor for the current fiscal year.	For	For	Management

Company	Istar, Inc.
Ticker:	STAR	Cusip:	45031U101
Meeting Date:	5/18/2016	Record Date:	3/23/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of Directors: Jay Sugarman, Clifford De Souza, Robert W. Holman, Jr., Robin Josephs, John G. McDonald, Dale Anne Reiss, and Barry W. Ridings;	For	For	Management

2	Ratification of the Appointment of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2016; and	For	For	Management

3	Non-binding, Advisory Vote on a “Say on Pay” Resolution to Approve Executive Compensation.	For	For	Management

Company	Kilroy Realty Corp.
Ticker:	KRC	Cusip:	49427F108
Meeting Date:	5/19/2016	Record Date:	3/11/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect as directors the six nominees named in the attached Proxy Statement - John Kilroy, Edward Brennan, Ph.D., Jolie Hunt, Scott Ingraham, Gary Stevenson and Peter Stoneberg;	For	For	Management

2	Approve, on an advisory basis, the compensation of our named executive officers; and	For	For	Management

3	Ratify the appointment of Deloitte & Touche LLP as our independent auditor for the year ending December 31, 2016.	For	For	Management

Company	Kimco Realty Corp.
Ticker:	KIM	Cusip:	49446R109
Meeting Date:	4/26/2016	Record Date:	3/7/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of eight directors to serve for a term ending at the 2017 annual meeting of stockholders and until their successors are duly elected and qualify - Milton Cooper, Philip E. Coviello, Richard G. Dooley, Conor C. Flynn, Joe Grills, Frank Lourenso, Colombe M. Nicholas and Richard B. Saltzman;

		For	For	Management

2	The advisory resolution to approve the Company’s executive compensation (“Say-on-Pay”) as described in the Proxy Statement; and	For	For	Management

3	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2016.	For	For	Management

Company	Kite Realty Group Trust
Ticker:	KRG	Cusip:	49803T300
Meeting Date:	5/11/2016	Record Date:	3/17/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect nine trustees to serve one-year terms expiring in 2017 - John A. Kite, William E. Bindley, Victor J. Coleman, Lee A. Daniels, Gerald W. Grupe, Christie B. Kelly, David R. O’Reilly, Barton R. Peterson and Charles H. Wurtzebach;

		For	For	Management

2	Approve, on an advisory basis, the compensation of our named executive officers; and	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	For	Management

Company	Lasalle Hotel Properties
Ticker:	LHO	Cusip:	517942108
Meeting Date:	5/4/2016	Record Date:	2/19/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect four trustees of the Company to serve until the 2017 Annual Meeting of Shareholders and until their successors are duly elected and qualified; Denise M. Coll, Jeffrey T. Foland, Darryl Hartley-Leonard and Stuart L. Scott;

		For	For	Management

2	To ratify the appointment of the Company’s independent registered public accountants for the year ending December 31, 2016; and	For	For	Management

3	To approve, by non-binding vote, executive compensation.	For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	101673472
Meeting Date:	5/17/2016	Record Date:	3/8/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect eight trustees to serve until the 2017 Annual Meeting of Shareholders or their earlier removal or resignation and until their respective successors, if any, are elected and qualify - E. Robert Roskind, T. Wilson Eglin, Richard J. Rouse, Harold First, Richard S. Frary, Lawrence L. Gray, Claire A. Koeneman, and Kevin W. Lynch;

		For	For	Management

2	To consider and vote upon an advisory resolution to approve the compensation of the named executive officers, as disclosed in the accompanying proxy statement; and	For	For	Management

3	To consider and vote upon the ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	For	Management

Company	Liberty Property Trust
Ticker:	LPT	Cusip:	531172104
Meeting Date:	5/12/2016	Record Date:	3/10/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect nine trustees to hold office until the Annual Meeting of Shareholders to be held in 2017 and until their successors are duly elected and qualified -Frederick F. Buchholz, Thomas C. DeLoach, Jr., Katherine Elizabeth Dietze, Antonio F. Fernandez, Daniel P. Garton, William P. Hankowsky, M. Leanne Lachman, David L. Lingerfelt and Fredric J. Tomczyk;

		For	For	Management

2	To hold an advisory vote to approve the compensation of the Trust’s named executive officers; and	For	For	Management

3	To ratify the selection of Ernst & Young LLP as the Trust’s independent registered public accounting firm for 2016.	For	For	Management

Company	LTC Properties, Inc.
Ticker:	LTC	Cusip:	011535232
Meeting Date:	6/2/2016	Record Date:	4/18/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect five directors to serve on the Board of Directors for the ensuing year and until the election and qualification of their respective successors - Boyd W. Hendrickson, James J. Pieczynski, Devra G. Shapiro, Wendy L. Simpson, and Timothy J. Triche;

		For	For	Management

2	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal 2016; and	For	For	Management

3	To approve, on an advisory basis, the compensation of the named executive officers.	For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	101683320
Meeting Date:	5/19/2016	Record Date:	3/21/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect seven directors - Edward K. Aldag, Jr., G. Steven Dawson, R. Steven Hamner, Robert E. Holmes, Ph. D., Sherry A. Kellett, William D. McKenzie (Gil) and D. Paul Sparks, Jr.;	For	For	Management

2	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the year ending December 31, 2016; and	For	For	Management

3	To hold an advisory vote to approve executive officer compensation.	For	For	Management

Company	Mid-America Apartment Communities, Inc
Ticker:	MAA	Cusip:	025484991
Meeting Date:	5/17/2016	Record Date:	3/11/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of ten directors named herein to serve for one year and until their successors have been duly elected and qualified - H. Eric Bolton, Jr., Alan B. Graf, Jr., Ralph Horn, James K. Lowder, Thomas H. Lowder, Claude B. Nielsen, Philip W. Norwood, W. Reid Sanders, William B. Sansom and Gary Shorb;

		For	For	Management

2	An advisory (non-binding) vote to approve the compensation of our named executive officers as disclosed in this Proxy Statement; and	For	For	Management

3	Ratification of Ernst & Young LLP as our independent registered public accounting firm for	For	For	Management

Company	Monmouth Real Estate Investment Corp.
Ticker:	MNR	Cusip:	026423848
Meeting Date:	5/19/2016	Record Date:	3/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect three directors, each to hold office until the Company’s annual meeting of shareholders in 2019 and until his or her successor is duly elected and qualifies - Anna T. Chew; Daniel D. Cronheim and Scott L. Robinson; and

		For	For	Management

2	To consider and vote upon the ratification of the appointment of PKF O’Connor Davies, LLP as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2016.	For	For	Management

Company	National Health Investors, Inc.
Ticker:	NHI	Cusip:	011535046
Meeting Date:	5/5/2016	Record Date:	3/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect one director, James R. Jobe, a current director of the Company;	For	For	Management

2	To approve, on an advisory basis, the compensation paid to our named executive officers; and	For	For	Management

3	To ratify the Audit Committee’s selection of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/19/2016	Record Date:	3/21/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect seven directors - Don DeFosset, David M. Fick, Edward J. Fritsch, Kevin B. Habicht, Robert C. Legler, Craig Macnab and Sam L. Susser;	For	For	Management

2	To have an advisory vote on executive compensation; and	For	For	Management

3	To ratify the selection of the independent registered public accounting firm for 2016.	For	For	Management

Company	Northstar Realty Finance Corp.
Ticker:	NRF	Cusip:	131016352
Meeting Date:	6/20/2016	Record Date:	5/9/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect six directors nominated by our Board of Directors, each to serve until the 2017 annual meeting of stockholders and until his or her successor is duly elected and qualified - David T. Hamamoto, Judith A. Hannaway, Wesley D. Minami, Louis J. Paglia, Gregory Z. Rush and Charles W. Schoenherr;

		For	For	Management

2	Approve, on a non-binding, advisory basis, named executive officer compensation as disclosed in the accompanying proxy statement;	For	For	Management

3	Ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016; and	For	For	Management

4	Approve an amendment and restatement of our 2004 Stock Incentive Plan to increase the number of shares available under the plan;	For	For	Management

Company	Nuveen Real Estate Income Fund
Ticker:	JRS	Cusip:	67071B108
Meeting Date:	4/22/2016	Record Date:	2/22/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect Board Members by all shareholders -William C. Hunter, Judith M. Stockdale, Carole E. Stone and Margaret L. Wolff.	For	For	Management

Company	Omega Healthcare Investors, Inc.
Ticker:	OHI	Cusip:	011233023
Meeting Date:	6/9/2016	Record Date:	4/19/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect six members to Omega’s Board of Directors - Norman R. Bobins, Craig R. Callen, Bernard J. Korman, Edward Lowenthal, Ben W. Perks and Stephen D. Plavin;	For	For	Management

2	To ratify the selection of Ernst & Young LLP as our independent auditor for fiscal year 2016; and	For	For	Management

3	To hold an advisory vote on executive compensation.	For	For	Management

Company	One Liberty Properties, Inc.
Ticker:	OLP	Cusip:	026423759
Meeting Date:	6/10/2016	Record Date:	4/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of four directors (Joseph A. Amato, Jeffrey A. Gould, Matthew J. Gould and J. Robert Lovejoy) to hold office until the 2019 annual meeting and until their respective successors are duly elected and qualify;

		For	For	Management

2	Approval of our 2016 Incentive Plan; and	For	For	Management

3	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2016.	For	For	Management

Company	Peak Resorts, Inc.
Ticker:	SKIA	Cusip:	70469L-100
Meeting Date:	10/1/2015	Record Date:	8/12/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect Timothy D. Boyd, Stephen J. Mueller, Richard K. Deutsch, Stanley W. Hansen, Carl E. Kraus, Christopher S. O’Connor and Michael H. Staenberg to serve as the Company’s directors until the 2016 Annual Meeting of Stockholders, or until their successors are duly elected and qualified; and

		For	For	Management

2	To ratify the appointment of McGladrey LLP as the Company’s independent registered public accounting firm for the fiscal year ending April 30, 2016.	For	For	Management

Company	Pebblebrook Hotel Trust
Ticker:	PEB	Cusip:	047397286
Meeting Date:	6/14/2016	Record Date:	3/23/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the trustees of the Company to serve until our 2017 Annual Meeting of Shareholders and until their successors are duly elected and qualified - Jon E. Bortz, Cydney C. Donnell, Ron E. Jackson, Phillip M. Miller, Michael J. Schall, Earl E. Webb and Laura H. Wright;

		For	For	Management

2	To ratify the appointment of KPMG LLP to serve as our independent registered public accountants for the year ending December 31, 2016;	For	For	Management

3	To approve, in an advisory and non-binding vote, the compensation of our named executive officers as disclosed in this proxy statement;	For	For	Management

4	To approve an amendment to the 2009 Equity Incentive Plan, as amended and restated in 2012; and	For	For	Management

5	To vote upon a non-binding shareholder proposal from the Union regarding shareholder amendment of our bylaws, if properly brought before the Annual Meeting.	Against	Against	Shareholder

Company	Pennsylvania Real Estate Investment Trust
Ticker:	PEI	Cusip:	018150000
Meeting Date:	6/2/2016	Record Date:	4/4/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect nine trustees nominated by the Board of Trustees and named in this Proxy Statement for a term expiring at the 2017 Annual Meeting of Shareholders - Joseph F. Coradino, M. Walter D’Alessio, Michael J. DeMarco, Rosemarie B. Greco, Leonard I. Korman, Mark E. Pasquerilla, Charles P. Pizzi, John J. Roberts and Ronald Rubin.

		For	For	Management

2	To provide advisory approval of the Company’s executive compensation; and	For	For	Management

3	To ratify the selection of KPMG LLP as our independent auditor for 2016.	For	For	Management

Company	Physicians Realty Trust
Ticker:	DOC	Cusip:	111156115
Meeting Date:	5/5/2016	Record Date:	3/24/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of seven trustees to serve until the next annual meeting of shareholders and until their respective successors are duly elected and qualified - John T. Thomas, Governor Tommy G. Thompson, Stanton D. Anderson, Mark A. Baumgartner, Albert C. Black, Jr., William A. Ebinger, M.D. and Richard A. Weiss;

		For	For	Management

2	The ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2016;	For	For	Management

3	The approval on a non-binding advisory basis of the compensation paid to the Company’s named executive officers; and	For	For	Management

4	The approval on a non-binding advisory basis of the frequency of an advisory vote on executive compensation.	For	For	Management

Company	Post Properties, Inc.
Ticker:	PPS	Cusip:	009967478
Meeting Date:	5/25/2016	Record Date:	3/28/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the eight directors nominated by the board of directors - Robert C. Goddard, III, David P. Stockert, Walter M. Deriso, Jr., Russell R. French, Toni Jennings, John F. Morgan, Sr., Ronald de Waal and Donald C. Wood;

		For	For	Management

2	To approve, on an advisory basis, executive compensation, often referred to as “say on pay”; and	For	For	Management

3	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2016.	For	For	Management

Company	Prologis, Inc.
Ticker:	PLD	Cusip:	063678139
Meeting Date:	5/4/2016	Record Date:	3/9/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect ten directors to our board of directors to serve until the next annual meeting of stockholders and until their successors are duly elected and qualified - Hamid R. Moghadam, Irving F. Lyons III, George L. Fotiade, Christine N. Garvey, Lydia H. Kennard, J. Michael Losh, David P. O’Connor, Jeffrey L. Skelton, Carl B. Webb and William D. Zollars;

		For	For	Management

2	Advisory vote to approve the company’s executive compensation for 2015; and	For	For	Management

3	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year 2016.	For	For	Management

Company	Public Storage
Ticker:	PSA	Cusip:	017366173
Meeting Date:	4/25/2016	Record Date:	3/1/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the following eight trustees - Ronald L. Havner, Jr., Tamara Hughes Gustavson, Uri P. Harkham, B. Wayne Hughes, Jr., Avedick B. Poladian, Gary E. Pruitt, Ronald P. Spogli and Daniel C. Staton;

		For	For	Management

2	Approve the Company’s compensation practices and principles and their implementation for 2015 for the compensation of the Company’s named executive officers;	For	For	Management

3

Ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm to audit the Consolidated Financial Statements of Public Storage and its subsidiaries for the year ending December 31, 2016; and

		For	For	Management

4	Approve the Company’s 2016 Equity and Performance-Based Incentive Compensation Plan.	For	For	Management

Company	QTS Realty Trust, Inc.
Ticker:	QTS	Cusip:	74736A103
Meeting Date:	5/3/2016	Record Date:	3/9/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect eight directors to the Board of Directors to serve until the 2017 Annual Meeting of Stockholders and until their successors have been duly elected and qualified - Chad L. Williams; John W. Barter; William O. Grabe; Catherine R. Kinney; Peter A. Marino; Scott D. Miller; Philip P. Trahanas and Stephen E. Westhead;

		For	For	Management

2	Approve, on a non-binding advisory basis, the compensation of our named executive officers;	For	For	Management

3	Consider and vote upon, on a non-binding advisory basis, whether the Say-on-Pay vote should occur every one, two or three years; and	For	For	Management

4	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2016.	For	For	Management

Company	Rait Financial Trust
Ticker:	RAS	Cusip:	064698265
Meeting Date:	5/24/2016	Record Date:	3/28/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect nine trustees to serve until the next annual meeting of shareholders in 2017 - Scott F. Schaeffer, Andrew Batinovich, Edward S. Brown, Frank A. Farnesi, S. Kristin Kim, Michael J. Malter, Jon C. Sarkisian, Andrew M. Silberstein and Murray Stempel, III; and

		For	For	Management

2	To approve the selection of KPMG LLP as the independent registered public accounting firm for RAIT for the fiscal year ending December 31, 2016.	For	For	Management

Company	Realty Income Corporation
Ticker:	O	Cusip:	011541917
Meeting Date:	5/16/2016	Record Date:	3/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of eight director nominees named in this Proxy Statement to serve until the 2017 annual meeting of stockholders - Kathleen R. Allen, Ph.D, John P. Case, A. Larry Chapman, Priya Cherian Huskins, Michael D. McKee, Michael D. McKee, Gregory T. McLaughlin, Ronald L. Merriman and Stephen E. Sterrett;

		For	For	Management

2	The ratification of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2016; and	For	For	Management

3	A non-binding advisory proposal to approve the compensation of our named executive officers as described in this Proxy Statement.	For	For	Management

Company	Regency Centers Corporation
Ticker:	REG	Cusip:	013914214
Meeting Date:	4/29/2016	Record Date:	3/10/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect as directors the nine nominees named in the attached proxy statement to serve until the 2017 annual meeting of shareholders and until their successors have been elected and qualified - Martin Stein, Jr., Raymond L. Bank, C. Ronald Blankenship, J. Dix Druce, Jr., David P. O’Connor, John C. Schweitzer, Bryce Blair, Mary Lou Fiala and Thomas G. Wattles;

		For	For	Management

2	To approve an advisory resolution approving executive compensation for fiscal year 2015; and	For	For	Management

3	To ratify the appointment of KPMG LLP as our independent registered public accountants for fiscal year 2016.	For	For	Management

Company	Rexford Industrial Realty, Inc.
Ticker:	REXR	Cusip:	095624642
Meeting Date:	5/27/2016	Record Date:	3/31/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of seven directors, each to serve until the next annual meeting of our stockholders and until his successor is duly elected and qualifies -Richard Ziman, Howard Schwimmer, Michael S. Frankel, Robert L. Antin, Steven C. Good, Tyler H. Rose and Peter E. Schwab;

		For	For	Management

2	The ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016;	For	For	Management

3	An advisory resolution to approve the Company’s executive compensation for the fiscal year ended December 31, 2015, as described in the accompanying Proxy Statement; and	For	For	Management

4	An advisory determination of the frequency of future advisory votes on the Company’s executive compensation.	For	For	Management

Company	RLJ Lodging Trust
Ticker:	RLJ	Cusip:	74965L101
Meeting Date:	4/29/2016	Record Date:	3/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect the seven trustees named in the Proxy Statement - Robert L. Johnson, Thomas J. Baltimore, Jr., Evan Bayh, Nathaniel A. Davis, Robert M. La Forgia, Glenda G. McNeal and Joseph Ryan;	For	For	Management

2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2016;	For	For	Management

3	To approve (on a non-binding basis) the compensation of our named executive officers; and	For	For	Management

4

To amend our Articles of Amendment and Restatement of Declaration of Trust (the “Declaration of Trust”) to allow our shareholders to amend our bylaws by a majority vote of the outstanding shares entitled to be cast on the matter.

		For	For	Management

Company	Sabra Health Care REIT, Inc.
Ticker:	SBRA	Cusip:	056328653
Meeting Date:	6/15/2016	Record Date:	4/18/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect to the Board of Directors the five nominees named in the attached Proxy Statement to serve until the Company’s 2017 annual meeting of stockholders and until their successors are duly elected and qualified - Craig A. Barbarosh, Robert A. Ettl, Michael J. Foster, Richard K. Matros and Milton J. Walters;

		For	For	Management

2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2016; and	For	For	Management

3	To approve, on an advisory basis, the compensation of the Company’s named executive officers.	For	For	Management

Company	Simon Properties Group
Ticker:	SPG	Cusip:	011234909
Meeting Date:	5/10/2016	Record Date:	3/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect the eleven directors named in this Proxy Statement, including three directors to be elected by the voting trustees who vote the Class B common stock - Glyn F. Aeppel, Larry C. Glasscock, Karen N. Horn, Ph.D., Reuben S. Leibowitz, Gary M. Rodkin, Daniel C. Smith, Ph.D., J. Albert Smith, Jr., David Simon, Richard S. Sokolov and Herbert Simon;

		For	For	Management

2	Advisory vote to approve executive compensation; and	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2016.	For	For	Management

Company	Sovran Self Storage, Inc.
Ticker:	SSS	Cusip:	84610H108
Meeting Date:	5/18/2016	Record Date:	3/18/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of six directors of the Company to hold office until the next Annual Meeting of Shareholders and until their successors are elected and qualified -Robert J. Attea, Kenneth F. Myszka, Charles E. Lannon, Stephen R. Rusmisel, Arthur L. Havener, Jr. and Mark G. Barberio;

		For	For	Management

2

The ratification of the appointment by the Board of Directors of Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2016; and

		For	For	Management

3	Proposal to approve (on a non-binding basis) the compensation of the Company’s executive officers.	For	For	Management

Company	Stag Industrial, Inc.
Ticker:	STAG	Cusip:	055585946
Meeting Date:	5/1/2016	Record Date:	3/4/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of seven directors to hold office until our 2017 annual meeting of stockholders and until his successor has been duly elected and qualifies -Benjamin S. Butcher, Virgis W. Colbert, Jeffrey D. Furber, Larry T. Guillemette, Francis X. Jacoby III, Christopher P. Marr and Hans S. Weger.

		For	For	Management

2	The ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the year ending December 31, 2016; and	For	For	Management

3	The approval, by non-binding vote, of our executive compensation.	For	For	Management

Company	Starwood Hotels & Resorts Worldwide, Inc.
Ticker:	HOT	Cusip:	025107292
Meeting Date:	3/28/2016	Record Date:	2/2/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To consider and vote on the proposal to approve the transactions contemplated by the Agreement and Plan of Merger, dated as of November 15, 2015 (the “merger agreement”), by and among Starwood, Marriott International, Inc., a Delaware corporation (“Marriott”), Solar Merger Sub 1, Inc., a wholly owned direct subsidiary of Starwood (“Holdco”), Solar Merger Sub 2, Inc., a wholly owned direct subsidiary of Holdco (“Starwood Merger Sub”), Mars Merger Sub, Inc., a wholly owned direct subsidiary of Marriott (“Marriott Corporate Merger Sub”), and Mars Merger Sub, LLC, a wholly owned direct subsidiary of Marriott (“Marriott LLC Merger Sub”), a copy of which is included as Annex A to the joint proxy statement/prospectus of which this notice is a part. Those transactions include the merger of Starwood Merger Sub with and into Starwood, with Starwood continuing as the surviving corporation and a wholly owned subsidiary of Holdco (the “Starwood Merger”), and the merger of Marriott Corporate Merger Sub with and into Holdco, with Holdco continuing as the surviving corporation and a wholly owned subsidiary of Marriott (the “Initial Holdco Merger”), under which Starwood stockholders will receive 0.920 shares of Marriott common stock (the “exchange ratio”) and $2.00 in cash, without interest, for each share of Starwood common stock that they own immediately before the Combination Transactions (which we refer to as the “Starwood combination transactions proposal”); and

		For	For	Management

2

To consider and vote on the proposal to approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to Starwood’s named executive officers in connection with the Combination Transactions, as described in the accompanying joint proxy statement/prospectus of which this notice is a part (which we refer to as the “Starwood advisory compensation proposal”).

		For	For	Management

Company	Store Capital Corporation
Ticker:	STOR	Cusip:	114446807
Meeting Date:	6/4/2016	Record Date:	4/4/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect eight (8) director nominees named in the accompanying proxy statement to the Company’s Board of Directors to serve until the 2017 Annual Meeting of Stockholders and until their successors are duly elected and qualified - Morton H. Fleischer, Christopher H. Volk, Joseph M. Donovan, William F. Hipp, Einar A. Seadler, Rajath Shourie, Derek Smith and Quentin P. Smith, Jr.;

		For	For	Management

2	To ratify the selection of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2016;	For	For	Management

3	To approve, on an advisory basis, the compensation of the Company’s named executive officers; and	For	For	Management

4	To approve, on an advisory basis, the frequency of future advisory votes approving the compensation of the Company’s named executive officers.	For	For	Management

Company	Summitt Hotel Properties Inc.
Ticker:	INN	Cusip:	059319051
Meeting Date:	5/19/2016	Record Date:	3/21/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect to the Board of Directors the five nominees named in the attached proxy statement to serve until the next annual meeting of stockholders and until their successors are duly elected and qualify -Daniel P. Hansen, Bjorn R.L. Hanson, Jeffrey W. Jones, Kenneth J. Kay and Thomas W. Storey;

		For	For	Management

2	To ratify the appointment of Ernst & Young, LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2016;	For	For	Management

3	To consider and vote on an advisory (non-binding) basis the compensation paid to the Company’s named executive officers; and	For	For	Management

4	To consider and vote on an advisory (non-binding) stockholder proposal, if properly presented at the Annual Meeting.	For	For	Management

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	5/23/2016	Record Date:	3/11/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect seven directors to serve until our 2017 annual meeting of stockholders or until their successors shall have been duly elected and qualified -Stephanie W. Bergeron, Brian M. Hermelin, Ronald A. Klein, Clunet R. Lewis, Ronald L. Piasecki, Gary A. Shiffman and Arthur A. Weiss;

		For	For	Management

2	Ratify the selection of Grant Thornton LLP as our independent registered public accounting firm for 2016; and	For	For	Management

3	Conduct a non-binding advisory vote on executive compensation.	For	For	Management

Company	The Macerich Company
Ticker:	MAC	Cusip:	010047463
Meeting Date:	5/26/2016	Record Date:	3/21/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of ten director nominees, each to serve until the next annual meeting of stockholders and until his or her successor is duly elected and qualifies -John H. Alschuler, Arthur M. Coppola, Edward C. Coppola, Steven R. Hash, Fred S. Hubbell, Diana M. Laing, Mason G. Ross, Steven L. Soboroff, Andrea M. Stephen and John M. Sullivan.

		For	For	Management

2	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2016; and	For	For	Management

3	Approval, on an advisory basis, of our named executive officer compensation as described in the accompanying Proxy Statement.	For	For	Management

Company	UDR, Inc.
Ticker:	UDR	Cusip:	902653104
Meeting Date:	5/12/2016	Record Date:	3/18/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect ten directors to serve until the next annual meeting of stockholders or until their successors are elected and qualified - Katherine A. Cattanach, Robert P. Freeman, Jon A. Grove, Mary Ann King, James D. Klingbeil, Clint D. McDonnough, Robert A. McNamara, Mark R. Patterson, Lynne B. Sagalyn and Thomas W. Toomey;

		For	For	Management

2	To ratify the appointment of Ernst & Young LLP to serve as independent registered public accounting firm for the year ending December 31, 2016; and	For	For	Management

3	To vote to approve, on an advisory basis, the compensation of our named executive officers disclosed in this proxy statement.	For	For	Management

Company	UMH Properties, Inc.
Ticker:	UMH	Cusip:	026423414
Meeting Date:	6/16/2016	Record Date:	4/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect three Directors, each to hold office until the Company’s annual meeting of shareholders in 2019 and until his or her successor is duly elected and qualifies - Michael P. Landy; James E. Mitchell; and Stephen B. Wolgin; and

		For	For	Management

2	To consider and vote upon the ratification of the appointment of PKF O’Connor Davies, LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2016.	For	For	Management

Company	Urstadt Biddle Properties, Inc.
Ticker:	UBA	Cusip:	014096027
Meeting Date:	3/24/2016	Record Date:

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect three directors to serve for three years - Willing L. Biddle, Bryan O. Colley and robert J. Mueller.	For	For	Management

2	To ratify the appointment of PKF O’Connor Davies, as the independent registered public accounting firm of the Company for one year; and	For	For	Management

3	To amend the Company’s Restricted Stock Award Plan.	For	For	Management

Company	Ventas, Inc.
Ticker:	VTR	Cusip:	92276F100
Meeting Date:	5/10/2016	Record Date:	3/14/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the nine director nominees named in the Proxy Statement to serve until the 2017 Annual Meeting of Stockholders - Melody C. Barnes, Debra A. Cafaro, Jay M. Gellert, Richard I. Gilchrist, Matthew J. Lustig, Douglas M. Pasquale, Robert D. Reed, Glenn J. Rufrano and James D. Shelton;

		For	For	Management

2	To ratify the selection of KPMG LLP as our independent registered public accounting firm for the 2016 fiscal year; and	For	For	Management

3	To hold an advisory vote to approve our executive compensation.	For	For	Management

Company	VEREIT, INC.
Ticker:	VER	Cusip:	92339V-100
Meeting Date:	9/29/2015	Record Date:	8/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect seven directors for a one-year term to serve until the next annual meeting of stockholders in 2016 and until their successors are duly elected and qualified -Glenn J. Rufrano; Hugh R. Frater; Bruce D. Frank; David B. Henry; Mark S. Ordan; Eugene A. Pinover and Julie G. Richardson.

		For	For	Management

2	Ratify the Audit Committee’s appointment of Deloitte & Touche LLP (“Deloitte”) as the Company’s independent registered public accounting firm for 2015; and	For	For	Management

3	Adopt a non-binding advisory resolution approving the compensation of our named executive officers.	For	For	Management

Ticker:	VER	Cusip:	127215928
Meeting Date:	5/3/2016	Record Date:	3/9/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect the seven director nominees described in this proxy statement for a one-year term to serve until the next annual meeting of stockholders in 2017 and until their successors are duly elected and qualify - Glenn J. Rufrano; Hugh R. Frater; Bruce D. Frank; David B. Henry; Mark S. Ordan; Eugene A. Pinover and Julie G. Richardson;

		For	For	Management

2	Ratify the appointment of Deloitte & Touche LLP (“Deloitte”) as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2016; and	For	For	Management

3	Adopt a non-binding advisory resolution approving the compensation of our named executive officers described in this proxy statement.	For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	011539394
Meeting Date:	5/19/2016	Record Date:	3/21/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect three persons to the Board of Trustees of the Company, each to serve for a term expiring at the 2019 annual meeting of shareholders of the Company and until his or her successor is duly elected and qualified. Please note, however, that, if the amendment to the Company’s Declaration of Trust, as described below, is approved at this Annual Meeting, persons nominated in 2017 and 2018 each will be elected for a one year term and, beginning with the 2019 annual meeting of shareholders, all members of the Board will be elected annually and, in each case, until his or her respective successor is duly elected and qualified - Candace K. Beinecke; Robert P. Kogod and Dr. Richard R. West.

		For	For	Management

2	To consider and vote upon the ratification of the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the current fiscal year; and	For	For	Management

3	To consider and vote upon the approval of a non- binding, advisory resolution on executive compensation.	For	For	Management

Company	Washington Real Estate Investment Trust
Ticker:	WRE	Cusip:	939653101
Meeting Date:	5/12/2016	Record Date:	3/15/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect two trustees to serve until the annual meeting of shareholders in 2019 and until their successors are duly elected and qualify - William G. Byrnes and Paul T. McDermott;	For	For	Management

2	To consider and vote on a non-binding, advisory basis upon the compensation of the named executive officers as disclosed in this Proxy Statement pursuant to Item 402 of Regulation S-K;	For	For	Management

3

To consider and vote on adoption of the Washington Real Estate Investment Trust 2016 Omnibus Incentive Plan and certain material terms and conditions relating to performance-based compensation under such plan; and

		For	For	Management

4	To consider and vote upon ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2016.	For	For	Management

Company	Weingarten Realty Investors
Ticker:	WRI	Cusip:	012272154
Meeting Date:	4/21/2016	Record Date:	2/22/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect the 9 Trust Managers named in the proxy statement to serve until their successors are elected and qualified - Andrew M. Alexander, Stanford Alexander, Shelaghmichael Brown, James W. Crownover, Stephen A. Lasher, Thomas L. Ryan, Douglas W. Schnitzer, C. Park Shaper and Marc. J. Shapiro;

		For	For	Management

2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016; and	For	For	Management

3	To hold an advisory vote to approve executive compensation.	For	For	Management

Company	Welltower Inc.
Ticker:	HTA	Cusip:	95040Q104
Meeting Date:	5/4/2016	Record Date:	3/8/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of ten directors to hold office until the next annual meeting of shareholders and until their respective successors have been duly elected and qualified - Thomas J. DeRosa, Kenneth J. Bacon, Jeffrey H. Donahue, Fred S. Klipsch, Geoffrey G. Meyers, Timothy J Naughton, Sharon M. Oster, Judith C. Pelham, Sergio D. Rivera and R. Scott Trumbull;

		For	For	Management

2	The ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2016;	For	For	Management

3	The advisory vote to approve Named Executive Officer compensation; and	For	For	Management

4	The approval of the Welltower Inc. 2016 Long-Term Incentive Plan.	For	For	Management

Company	Whitestone REIT
Ticker:	WSR	Cusip:	085298275
Meeting Date:	5/9/2016	Record Date:	3/30/2016

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect one trustee to serve until our 2019 annual meeting of shareholders and thereafter until his successor has been duly elected and qualified - Paul T. Lambert; and	For	For	Management

2	To ratify the appointment of Pannell Kerr Forster of Texas, P.C. as our independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Real Estate Income Fund

/s/ Fernando Diaz	/s/ Mark L. Kleifges
Fernando Diaz	Mark L. Kleifges
President	Treasurer

Date: August 18, 2016